Commitments and Contingencies (Details) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) jurisdiction	Dec. 31, 2020 USD ($) jurisdiction	Dec. 31, 2019 USD ($)
Tax matters
Loss Contingencies [Line Items]
Number of jurisdictions | jurisdiction	1,000	1,000
Period for remitting lodging taxes	30 days	30 days
Lodging taxes payable	$ 14,000,000.0	$ 9,100,000	$ 5,300,000
Estimated taxes, including estimated penalties and interest	13,500,000	7,600,000	$ 2,800,000
Home owner protection coverage
Loss Contingencies [Line Items]
Maximum coverage per occurrence for liability arising from bodily injury or property damage suffered by a guest or a guest's invitees at a vacation rental property	1,000,000	1,000,000
Maximum coverage per occurrence for damage to contents	$ 20,000	$ 20,000